Preferred, Common Shares and Additional paid in capital (Details Narrative) - USD ($)		6 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2019	Jul. 06, 2018	Jun. 29, 2018	Jun. 28, 2018	Aug. 03, 2018	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2018
Offering expenses									$ 2,032,000
Purchase of treasury stock								$ 20,430,000	$ 3,145,000
Cash dividend							$ 4,804,000	$ 4,804,000
Dividend per share							$ 0.05	$ 0.05
Share Repurchase Program [Member]
Stock repurchase program, authorized amount										$ 50,000,000.0
OCC Vessels [Member]
Number of shares issued as part of the final consideration | shares | shares				3,304,735
Songa Vessels [Member]
Number of shares issued as part of the final consideration | shares | shares		13,725,000
Augustea Vessels [Member]
Number of shares issued as part of the final consideration | shares | shares					10,277,335
Augustea Vessels [Member] | Common Stock [Member]
Shares cancelled						53,978
Augustea Vessels [Member] | Initially Issued [Member]
Number of shares issued as part of the final consideration | shares | shares									10,331,313
Star Marianne And Star Janni [Member]
Number of shares issued as part of the final consideration | shares | shares	999,336
Delphin Vessels [Member]
Number of shares issued as part of the final consideration | shares | shares								4,503,370
Secondary Offering [Member]
Offering expenses									$ 2,032,000
Secondary Offering [Member] | Oaktree Capital Management L.P. [Member]
Stock Issued During Period, Shares, New Issues			5,000,000
Open Market Transactions [Member] | Share Repurchase Program [Member]
Shares cancelled								1,579,195
Common shares repurchased								1,579,195	341,363
Common shares repurchased, Average price per Share								$ 7.49	$ 9.17
Purchase of treasury stock								$ 11,831,000	$ 3,145,000
Private Transaction [Member] | Share Repurchase Program [Member]
Shares cancelled								1,020,000
Common shares repurchased								1,020,000
Common shares repurchased, Average price per Share								$ 8.40
Purchase of treasury stock								$ 8,600,000
Preferred Stock [Member]
Preferred Shares - Shares Authorized							25,000,000	25,000,000
Preferred Shares - Par Value							$ 0.01	$ 0.01
Common Stock [Member]
Common Shares - Shares Authorized							300,000,000	300,000,000
Common Shares - Par Value							$ 0.01	$ 0.01
Shares cancelled								(2,940,558)
Stock issued during period, share based compensation							1,073,490	883,700	868,975
Purchase of treasury stock								$ 29,000